Segment Information (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Revenue	$ 119,839	$ 145,408	$ 238,119	$ 267,599
Administrative fee revenue from affiliates	3,882	3,502	7,804	6,881
Interest income/expense and finance cost, net	(27,838)	(28,521)	(55,876)	(56,567)
Depreciation and amortization	(27,479)	(25,828)	(48,684)	(51,502)
Equity in net earnings of affiliated companies	17,968	7,079	31,880	29,497
Net (loss)/income attributable to Navios Holdings common stockholders	(24,813)	(36,680)	(51,491)	(34,627)
Total assets	2,985,184	3,077,037	2,985,184	3,077,037	$ 3,127,697
Goodwill	160,336	160,336	160,336	160,336	160,336
Capital expenditures	(6,964)	(81,196)	(11,202)	(128,040)
Investments in affiliates	371,405	340,375	371,405	340,375	344,453
Cash and cash equivalents	180,366	232,435	180,366	232,435	247,556	$ 187,831
Restricted cash	906	2,631	906	2,631	$ 2,564
Long-term debt (including current and non-current portion)	1,584,023	1,624,712	1,584,023	1,624,712
Drybulk Vessel Operations
Segment Reporting Information [Line Items]
Revenue	53,583	75,440	106,801	152,033
Administrative fee revenue from affiliates	3,882	3,502	7,804	6,881
Interest income/expense and finance cost, net	(21,103)	(21,075)	(42,328)	(42,405)
Depreciation and amortization	(20,888)	(19,847)	(35,626)	(39,454)
Equity in net earnings of affiliated companies	17,968	7,079	31,880	29,497
Net (loss)/income attributable to Navios Holdings common stockholders	(30,820)	(22,999)	(58,025)	(20,833)
Total assets	2,382,752	2,472,563	2,382,752	2,472,563
Goodwill	56,240	56,240	56,240	56,240
Capital expenditures	(480)	(54,617)	(2,276)	(89,300)
Investments in affiliates	371,405	340,375	371,405	340,375
Cash and cash equivalents	108,346	116,049	108,346	116,049
Restricted cash	906	2,631	906	2,631
Long-term debt (including current and non-current portion)	1,216,896	1,249,218	1,216,896	1,249,218
Logistics Business
Segment Reporting Information [Line Items]
Revenue	66,256	69,968	131,318	115,566
Administrative fee revenue from affiliates	0	0	0	0
Interest income/expense and finance cost, net	(6,735)	(7,446)	(13,548)	(14,162)
Depreciation and amortization	(6,591)	(5,981)	(13,058)	(12,048)
Equity in net earnings of affiliated companies	0	0	0	0
Net (loss)/income attributable to Navios Holdings common stockholders	6,007	(13,681)	6,534	(13,794)
Total assets	602,432	604,474	602,432	604,474
Goodwill	104,096	104,096	104,096	104,096
Capital expenditures	(6,484)	(26,579)	(8,926)	(38,740)
Investments in affiliates	0	0	0	0
Cash and cash equivalents	72,020	116,386	72,020	116,386
Restricted cash	0	0	0	0
Long-term debt (including current and non-current portion)	$ 367,127	$ 375,494	$ 367,127	$ 375,494